Insurance Contracts - Summary of Reinsurance Income And Contractual Service Margin For Insurance Contracts (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Allocation of Reinsurance Premiums	₩ 11,651,881	$ 8,066,098	₩ 11,017,155	₩ 10,322,356
Profit or loss recognized related to service received	1,305,006		1,279,257	1,271,662
Effect of new contracts	47,498		73,839
Reinsurance contract held
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Changes in estimations adjusting contractual service margin	0		0
Effect of new contracts	1		13
Reinsurance service result	(25,325)		(21,274)
Reinsurance finance income and expenses	15,409		33,799
Reinsurance contract held | Contractual service margin
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Changes in estimations adjusting contractual service margin	120,317		24,596
Effect of new contracts	1,817		(25,525)
Reinsurance service result	112,893		(638)
Reinsurance finance income and expenses	2,323		815
Insurance contracts other than those to which premium allocation approach has been applied
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Allocation of Reinsurance Premiums	7,335,371		6,771,649	6,232,135
Reinsurance service result	(1,375,559)		(1,598,296)
Reinsurance finance income and expenses	899,876		6,167,040
Insurance contracts other than those to which premium allocation approach has been applied | Reinsurance contract held | Contracts applying the fair value approach
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Allocation of Reinsurance Premiums	(55,816)		(70,095)
Beginning contractual service margin	169,974		182,636
Profit or loss recognized related to service received	(17,244)		(15,284)
Changes in estimations adjusting contractual service margin	21,113		(3,191)
Effect of new contracts	0		0
Reinsurance service result	3,869		(18,475)
Reinsurance finance income and expenses	5,823		5,813
Ending contractual service margin	179,666		169,974	182,636
Insurance contracts other than those to which premium allocation approach has been applied | Reinsurance contract held | All other contracts
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Allocation of Reinsurance Premiums	(142,512)		(148,358)
Beginning contractual service margin	(165,632)		(178,416)
Profit or loss recognized related to service received	8,004		15,575
Changes in estimations adjusting contractual service margin	99,203		27,787
Effect of new contracts	1,817		(25,525)
Reinsurance service result	109,024		17,837
Reinsurance finance income and expenses	(3,507)		(5,053)
Ending contractual service margin	(60,115)		(165,632)	(178,416)
Insurance contracts other than those to which premium allocation approach has been applied | Reinsurance contract held | Contractual service margin
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Allocation of Reinsurance Premiums	(198,328)		(218,453)
Beginning contractual service margin	4,342		4,220
Profit or loss recognized related to service received	(9,240)		291
Changes in estimations adjusting contractual service margin	120,316		24,596
Effect of new contracts	1,817		(25,525)
Reinsurance service result	112,893		(638)
Reinsurance finance income and expenses	2,316		760
Ending contractual service margin	₩ 119,551		₩ 4,342	₩ 4,220